CONTRACT LIABILITES	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Disclosure of contract liabilities
27.	CONTRACT LIABILITIES

	2020 RMB’000	2021 RMB’000
Advances received from customers	186,959	52,546
Frequent traveler program	28,346	59,896

	215,305	112,442

In 2021, RMB211,219,000 (2020:

RMB455,328,000
) of last year’s contract liabilities were recognized in revenue, of which RMB182,873,000 (2020:

RMB435,213,000) were advances received from customers, and RMB28,346,000 (2020:

RMB20,115,443
) were frequent traveler program.